Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.2%
	Shares	Value ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	201,399	1,653,484
Total Alternative Strategies Funds (Cost $1,954,968)		1,653,484

Equity Funds 49.4%

U.S. Large Cap 49.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	416,685	9,350,405
Columbia Disciplined Core Fund, Institutional 3 Class(a)	865,612	8,335,842
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	627,964	7,705,126
Total		25,391,373
Total Equity Funds (Cost $21,310,761)		25,391,373

Exchange-Traded Fixed Income Funds 7.9%

Investment Grade 7.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,071	2,108,439
Vanguard Intermediate-Term Corporate Bond ETF	22,370	1,948,204
Total		4,056,643
Total Exchange-Traded Fixed Income Funds (Cost $3,847,104)		4,056,643

Fixed Income Funds 28.2%

High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,384,516	3,585,895
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 21.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	204,167	2,084,548
Columbia Quality Income Fund, Institutional 3 Class(a)	355,431	1,908,663
Columbia Total Return Bond Fund, Institutional 3 Class(a)	272,344	2,432,033
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	366,581	4,512,616
Total		10,937,860
Total Fixed Income Funds (Cost $14,394,921)		14,523,755

Money Market Funds 9.3%

Columbia Government Money Market Fund, Institutional 3 Class, 0.322%(a),(b)	866,091	866,091
Columbia Short-Term Cash Fund, 0.787%(a),(b)	3,939,414	3,937,444
Total Money Market Funds (Cost $4,805,295)		4,803,535
Total Investments in Securities (Cost: $46,313,049)		50,428,790
Other Assets & Liabilities, Net		1,020,083
Net Assets		51,448,873
At March 31, 2020, securities and/or cash totaling $1,049,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	41	06/2020	USD	5,267,885	335,314	—
U.S. Treasury 10-Year Note	19	06/2020	USD	2,635,063	116,487	—
Total					451,801	—
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	186,123	—	(186,123)	—	—	(263,901)	142,920	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	546,054	20,287	(149,656)	416,685	—	741,322	(2,975,207)	—	9,350,405
Columbia Corporate Income Fund, Institutional 3 Class
	259,954	10,546	(66,333)	204,167	—	51,403	(168,140)	19,269	2,084,548
Columbia Disciplined Core Fund, Institutional 3 Class
	859,401	109,525	(103,314)	865,612	—	(310,902)	(1,884,035)	—	8,335,842
Columbia Government Money Market Fund, Institutional 3 Class, 0.322%
	863,636	2,455	—	866,091	—	—	—	2,455	866,091
Columbia High Yield Bond Fund, Institutional 3 Class
	1,366,114	18,402	—	1,384,516	—	—	(550,745)	51,959	3,585,895
Columbia Multi-Asset Income Fund, Institutional 3 Class
	198,789	2,610	—	201,399	—	—	(284,567)	23,716	1,653,484
Columbia Quality Income Fund, Institutional 3 Class
	442,160	16,935	(103,664)	355,431	—	20,772	(84,845)	14,688	1,908,663
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	627,964	—	—	627,964	—	—	(1,638,988)	—	7,705,126
Columbia Short-Term Cash Fund, 0.787%
	3,974,179	2,566,420	(2,601,185)	3,939,414	—	(240)	(1,561)	15,021	3,937,444
Columbia Total Return Bond Fund, Institutional 3 Class
	352,331	13,223	(93,210)	272,344	—	23,077	(98,345)	19,742	2,432,033
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	473,692	16,120	(123,231)	366,581	—	101,537	273,275	24,552	4,512,616
Total					—	363,068	(7,270,238)	171,402	46,372,147

(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 24, 2020, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. As of the close of business on April 23, 2020, the Fund will not accept any orders for the purchase of shares of the Fund.
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2020